(Loss))/earnings per share (Details) - GBP (£) £ / shares in Units, £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Net profit/(loss):
Net (loss)/earnings for the period for basic earnings per share	£ (42,125)	£ (144,763)	£ 18,685	£ 250,962
Adjustment for calculation of diluted earnings per share:
Fair value movements on financial liabilities at fair value through profit and loss				(258,719)
In-kind interest on financial liabilities at fair value through profit and loss				5,782
Net (loss)/earnings for the period for diluted earnings per share	£ (42,125)	£ (144,763)	£ 18,685	£ (1,975)
Weighted average ordinary shares:
Weighted average issued shares for basic earnings per share	132,999,112	82,319,241	116,941,228	80,090,993
Financial liabilities at fair value through profit and loss			4,116,662	37,376,218
Employee share options			672,691
Weighted average issued shares for diluted earnings per share	132,999,112	82,319,241	121,730,851	117,467,211
Basic (loss)/earnings per share	£ (0.32)	£ (1.76)	£ 0.16	£ 3.13
Diluted (loss)/earnings per share	£ (0.32)	£ (1.76)	£ 0.15	£ (0.02)